Expense Example, No Redemption - International Realty Fund - C	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 203
Expense Example, No Redemption, 3 Years	664
Expense Example, No Redemption, 5 Years	1,154
Expense Example, No Redemption, 10 Years	$ 2,506